Employee Benefit Plans - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 2,336	$ 3,292	$ 4,505
Interest cost		68,446	79,446	75,189
Expected return on plan assets		(141,972)	(145,361)	(150,020)
Amortization of prior service credit cost		(874)	(3,619)	(2,841)
Amortization of net loss		28,288	20,151	17,734
Curtailment loss (gain)		23,690		29
Settlements		29,313		523
Special termination benefits		11,642	4,032
Total net periodic benefit (income) expense		$ 20,869	$ (42,059)	$ (54,881)
Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		2.54%	2.65%	2.87%
Expected long-term rate of return on plan assets		5.00%	5.00%	6.50%
Rate of compensation increase		3.50%	3.50%	3.50%
Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.88%	4.01%	4.06%
Expected long-term rate of return on plan assets		8.00%	8.00%	8.00%
Rate of compensation increase		4.50%	4.50%	4.50%
Other postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 62	$ 227	$ 391
Interest cost		1,559	4,039	4,393
Amortization of prior service credit cost		(4,872)	(4,655)	(8,537)
Amortization of net loss		(6,361)	(9,851)	(7,275)
Curtailment loss (gain)	$ 15,099	(49,491)		(26,274)
Total net periodic benefit (income) expense		$ (59,103)	$ (10,240)	$ (37,302)
Discount rate			3.93%
Other postretirement [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		2.68%		3.62%
Other postretirement [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.77%		3.93%